Warrant Liability (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 19, 2014	Jan. 22, 2014	Jun. 25, 2013
Warrant Liabilities (Textual)
Share Price			$ 0.61	$ 1.80			$ 0.96
Exercise price				$ 1.65			$ 1.65
Reclassification of warrant liability to additional paid in capital upon partial exercises of warrants issued in unit offering	$ 1,648,811	$ 502,025	$ 1,055,490	$ 201,311
Warrant [Member]
Warrant Liabilities (Textual)
Amount of initial warrant liability							$ 4,827,788
Warrants exercised	1,148,786		586,081		336,081	250,000
Amount of warrant liability to Additional paid-in capital	$ 1,648,811
Non-cash charge or the change in the fair value	$ 3,011,616		$ (3,436,195)	$ 3,654,770
Share Price	$ 1.69		$ 0.98	$ 1.80	$ 2.05	$ 2.29	$ 0.96
Exercise price	$ 0.61		$ 0.61	$ 1.65	$ 1.65	$ 1.65	$ 1.65
Issuance of common stock from cashless exercise of warrants,shares			143,004